Significant Accounting Policies - Fair Value Measurements on Recurring Basis (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements (Textual) [Abstract]
Cost basis of the investment funds	$ 26,357
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Deferred compensation plan asset	3,802	[1]
Total assets	3,802
Liabilities:
Deferred compensation plan liability	37,717	[2]
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Deferred compensation plan asset	23,650	[1]
Interest rate lock asset	137,233	[3]
Total assets	160,883
Fair Value, Measurements, Recurring [Member] | Fair Value [Member]
Assets:
Deferred compensation plan asset	27,452	[1]
Interest rate lock asset	137,233	[3]
Total assets	164,685
Liabilities:
Deferred compensation plan liability	$ 37,717	[2]

[1]	The deferred compensation plan asset consists of the investment funds maintained for the future payments under the Company’s executive deferred compensation plan, which is structured as a rabbi trust. The investments are marketable securities accounted for under the Debt and Equity Securities Topic of the ASC. The level 1 investments are valued using quoted market prices multiplied by the number of shares. The level 2 investments are valued based on vendor or broker models. The cost basis of the investment funds is $26,357.
[2]	The deferred compensation plan liability represents the value of the Company’s liability under its deferred compensation plan based on quoted market prices in active markets for identical assets.
[3]	The interest rate lock asset is measured at the present value of the expected future cash flows using market-based observable inputs. See note 7.